Trade payables and trade payables - Agreements	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables Text Block Abstract
Trade payables and trade payables - Agreements
14	Trade payables and trade payables - Agreements

		As of December 31,
	Note	2022	2021
Trade payables
Product suppliers		9,196	5,849
Suppliers – Acquisition of property, plant and equipment		140	197
Service providers		129	74
Service providers - related parties	10.1	33	22
Bonuses from suppliers	14.2	(960)	(576)
Total trade payables		8,538	5,566

Trade payables - Agreements
Product suppliers	14.1	813	573
Suppliers –Acquisition of property, plant and equipment	14.1	1,226	-
Suppliers – Agreements – Acquisition of Extra stores	14.3	3,202	-
Total trade payables – Agreements		5,241	573

Total		13,779	6,139

Current		12,999	6,139
Non-current		780	-

14.1	Agreements among suppliers, the Company, and banks

The Company maintains agreements signed with financial institutions, through which, suppliers of products, capital goods and services, have the possibility of structuring operations of anticipation of receipt of securities related to commercial operations between the parties.

Management assessed that the economic substance of the transaction is operational, considering that the anticipation is an exclusive decision of the supplier and, for the Company, there are no changes in the original term negotiated with the supplier, nor changes in the contracted amounts. Management evaluated the potential effects of adjusting these operations to present value and concluded that the effects are immaterial for measurement and disclosure.

Additionally, there is no exposure to any financial institution individually related to these operations and these resulting liabilities are not considered net debt and do not have restrictive covenants (financial or non-financial) related.

These balances are classified as “trade payables - agreements” and payments are made to financial institutions under the same conditions as those originally agreed with the supplier. As a result, all cash flow from these operations is presented as operating in the statement of cash flows.

As of December 31, 2022, the balance payable related to these operations is R$2,039 (R$573 as of December 31, 2021).

14.2	Bonuses from suppliers

These include bonuses and discounts from suppliers. These amounts are defined in agreements and include amounts referring to discounts by volume of purchases, joint marketing programs, freight reimbursements, and other similar programs. Settlement occurs by offsetting payable to suppliers, according to conditions foreseen in the supply agreements.

14.3	Suppliers – Purchase of Extra stores

As mentioned in note 1.5, on September and December, 2022, the GPA realized the assignment of its receivables on the sale of Extra stores to the Company with a financial institution corresponding to the installments due between 2023 and 2024. The Company’s management, as the consenting party of the operation, evaluated the contractual terms of the assignment of receivables and in accordance with IAS 1 - Presentation of financial statements, concluded that there was no modification in the conditions originally contracted with the GPA, maintaining the characteristic of the terms, and the payments of the installments will be made directly by the Company to the financial institution, maintaining the same due dates and interest previously agreed with GPA. Therefore, Management concluded that the characteristic of the operation was maintained as accounts payable for the acquisition of the commercial points of the Extra Hiper stores.

As of December 31, 2022, the balance payable related to these operations is R$3,202 (there is no amount recorded as of December 31, 2021).